PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 294,599		$ 293,941
Accumulated depreciation	199,872	[1]	193,015	[1]
Depreciation cost	94,727		100,926
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	95,293		95,001
Computers, Software And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	99,697		100,920
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79,337		78,102
Accumulated depreciation	73,166		70,015
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,589		10,360
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	605		672
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,078		$ 8,886

[1]	The accumulated depreciation of equipment leased to others as of December 31, 2012 and 2011 is $ 73,166 and $ 70,015, respectively.